Pensions and other post-employment benefits - Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (646)	£ (822)
Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(84)	(100)
Active | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(389)	(418)
Active | Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(81)	(97)
Retired | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(150)	(237)
Retired | Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(3)	(3)
Deferred | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(107)	(167)
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (646)	£ (822)